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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24F-2

             Read Instructions at end of Form before preparing Form.
                              Please Print or Type


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1.  Name and address of issuer:
         NASL Series Trust
         116 Huntington Ave
         Boston, MA 02116

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2.  Name of each series or class of funds for which this notice is filed:

         Shares of Beneficial Interest

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3.  Investment Company Act File Number:   811-4146

         Securities Act File Number:   2-94157

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4.  Last day of fiscal year for which this notice is filed:   December 31, 1996

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5.  Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24F-2 declaration:

         Not Applicable

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6.  Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

         Not Applicable

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7.  Number and Amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24F-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

         None

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8.  Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

         None

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9.  Number and aggregate sale price of securities sold during the fiscal year*:

         1,731,548         $29,394,136

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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24F-2*:

         1,731,548         $29,394,136

*205,506,549 shares having an aggregate sales price of $2,766,645,461 were also sold to unmanaged separate accounts that offer interests therein that are registered under the Securities Act of 1933. These shares are excluded from the securities reported under Item 9 in reliance on Instruction B.5 to Form 24f-2.

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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (See Instruction B.7):

         100,322           $1,426,575

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12. Calculation of registration fee:
         (i) Aggregate sale price of securities sold during the    $  29,394,136
         fiscal year in reliance on rule 24F-2 (From Item 10):      ------------

         (ii) Aggregate price of shares issued in connection with  +   1,426,575
         dividend reinvestment plans (from Item 11,                 ------------
         if applicable):

         (iii) Aggregate price of shares redeemed or repurchased   -   5,711,343
         during fiscal year (if applicable):                        ------------

         (iv) Aggregate price of shares redeemed or repurchased    +           0
         and previously applied as a reduction to filing fees       ------------
         pursuant to rule 24e-2 (if applicable):

         (v) Net aggregate price of securities sold and issued        25,109,368
         during the fiscal year in reliance on rule 24f-2           ------------
         [line (i), plus line (ii), less line (iii), plus line
         (iv)] if applicable:

         (vi) Multiplier prescribed by Section 6(b) of the         x      1/3300
         Securities Act of 1933 or other applicable law or          ------------
         regulation (See instruction C.6):

         (vii) Fee due [line (i) or line (v) multiplied by         $    7,608.90
         line (vi)]:                                                ------------
Instruction:   Issuers should complete line (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3

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13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other
Procedures (17CFR 202.3a):   /x/
Date of mailing or wire transfer of filing fees to the Commission's
lockbox depository:          2/26/97

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                           NASL Series Trust

By (Signature and Title)   /s/ RICHARD C. HIRTLE
                           -----------------------------
                           Richard C. Hirtle
                           Treasurer

Date:  February  26, 1997

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February 26, 1997

Trustees
NASL Series Trust

Dear Trustees:

This opinion is written in reference to the shares of beneficial interest (the "Shares") of NASL Series Trust (the "Trust") covered by the Rule 24f-2 notice dated February 26, 1997, to be filed with the Securities and Exchange Commission. I have examined such documents, reviewed such questions of law, and received such certification of facts by an officer of the Trust as I deemed necessary for purposes of this opinion. On the basis of such examination, review and certification and in reliance on the compliance procedures adopted by the Trust, it is my opinion that the shares of the Trust covered by the Rule 24f-2 notice referred to above have been legally issued and are fully paid and non-assessable.

I hereby consent to the filing of this letter with the Rule 24f-2 notice.

Very truly yours,




/s/ BETSY ANNE SEEL
Betsy Anne Seel
Counsel